Earnings/(loss) per share - Schedule of Basic Earnings/(Loss) Per Share (Details)	6 Months Ended
	Jun. 30, 2026 ¥ / shares	Jun. 30, 2026 $ / shares		Jun. 30, 2025 ¥ / shares
Schedule Of Basic Earnings Loss Per Share Abstract
From continuing operations attributable to the ordinary equity holders of the Company | (per share)	¥ 0.0002	$ 0	[1]	¥ 0.0164
From discontinued operations attributable to the ordinary equity holders of the Company	0.0003			(0.0028)
Total basic earnings per share attributable to the ordinary equity holders of the Company | (per share)	0.0005	0.0001		0.0136
From continuing operations attributable to the ordinary equity holders of the Company | (per share)	0.0002	0	[1]	(0.0049)
From discontinued operations attributable to the ordinary equity holders of the Company	0.0003			(0.0012)
Total diluted (loss)/earnings per share attributable to the ordinary equity holders of the Company | (per share)	¥ 0.0005	$ 0.0001		¥ (0.0061)

[1]	Representing an amount less than US$0.0001.